DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
Schedule of disposal groups classified as held-for-sale which is qualified as discontinued operations

USD million	2023	2022	2021
Revenue	—	31.3	192.0
Cost of goods sold	—	(24.9)	(114.2)
Gross profit	—	6.4	77.8
Selling, general and administrative expenses	—	(24.1)	(123.7)
Impairment losses on non-financial assets	—	—	(77.5)
Profit and loss on sale of divested businesses	—	(5.5)	116.0
Other operating income	—	1.1	3.1
Operating loss	—	(22.1)	(4.3)

Finance income	—	0.0	0.0
Finance expenses	—	0.5	(0.3)
Net finance cost	—	0.5	(0.3)

Loss before tax	—	(21.6)	(4.6)

Income tax expense	—	(0.2)	2.8

Profit (loss) for the period	—	(21.8)	(1.8)

USD million	2023	2022	2021
Operating	—	(10.3)	(38.4)
Divested operations	—	20.3	393.8
Investing	—	(1.0)	(8.7)
Financing	—	(0.4)	(4.6)
Net cash outflow	—	8.6	342.1

USD million	2023	2022
NON-CURRENT ASSETS
Intangible assets	—	6.5
Goodwill	—	0.0
Property, plant and equipment	—	3.1
Right-of-use assets	—	4.5
Other non-current receivables	—	—
Deferred tax assets	—	4.2
TOTAL LONG-TERM LIABILITIES	—	18.3

CURRENT ASSETS
Inventories	—	20.1
Accounts receivable, net	—	5.6
Prepaid expenses and other receivables	—	1.9
Current tax receivables	—	—
Cash and cash equivalents	—	2.7
TOTAL CURRENT ASSETS	—	30.3

TOTAL ASSETS SOLD	—	48.6

LIABILITIES
LONG-TERM LIABILITIES
Lease liabilities	—	3.8
Provisions	—	—
Other liabilities	—	—
Deferred tax liabilities	—	—
TOTAL LONG-TERM LIABILITIES	—	3.8

CURRENT LIABILITIES
Lease liabilities	—	1.1
Accounts payable	—	6.4
Other liabilities	—	11.4
Provisions	—	2.0
TOTAL CURRENT LIABILITIES	—	20.9

TOTAL LIABILITIES SOLD	—	24.7

NET ASSETS SOLD	—	23.9
Total net assets sold	—	23.9
Cumulative translation difference from divested subsidiaries	—	—
Sale consideration, net of transaction cost	—	23.1
Profit (loss) on sale	—	(0.7)
Cash flow
Consideration received, net of transaction cost	—	23.1
Cash and cash equivalents of the divested business	—	(2.8)
Net cash impact	—	20.3